UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2016

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
5/31/15 (Unaudited)

SENIOR LOANS (84.3%)(a)(c)
		Principal amount	Value

Advertising and marketing services (0.5%)

Lions Gate Entertainment Corp. bank term loan FRN 5s, 2022		$4,000,000	$4,025,000

			4,025,000
Automotive (1.3%)

FCA US, LLC bank term loan FRN Ser. B, 3 1/4s, 2018		3,168,000	3,169,321

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		4,440,367	4,457,018

Visteon Corp. bank term loan FRN Class B, 3 1/2s, 2021		2,481,250	2,479,699

			10,106,038
Basic materials (5.6%)

A. Schulman, Inc. bank term loan FRN Ser. B, 4s, 2022		1,000,000	1,005,000

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)		2,146,505	2,149,188

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)		1,113,718	1,115,110

Atkore International, Inc. bank term loan FRN 4 1/2s, 2021		2,977,500	2,910,506

Axalta Coating Systems US Holdings, Inc. bank term loan FRN 3 3/4s, 2020		3,756,087	3,754,521

AZ Chem US, Inc. bank term loan FRN 7 1/2s, 2022		2,000,000	1,978,750

AZ Chem US, Inc. bank term loan FRN 4 1/2s, 2021		1,841,096	1,843,397

Chemours Co. (The) bank term loan FRN Ser. B, 3 3/4s, 2022		2,500,000	2,502,083

Hanson Building Products North America bank term loan FRN 6 1/2s, 2022		4,000,000	4,011,668

HD Supply, Inc. bank term loan FRN Ser. B, 4s, 2018		3,932,065	3,937,963

Ineos US Finance, LLC bank term loan FRN 3 3/4s, 2018		2,787,195	2,784,979

KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)		2,101,796	2,110,336

KP Germany Erste GmbH bank term loan FRN 5s, 2020 (Germany)		898,204	901,853

Orion Engineered Carbons GmbH bank term loan FRN Ser. B, 5s, 2021 (Germany)		2,985,000	2,999,925

Oxbow Carbon & Minerals, LLC bank term loan FRN 8s, 2020		1,000,000	945,000

Quikrete Cos., Inc. (The) bank term loan FRN 7s, 2021		1,768,421	1,781,684

Solenis International LP bank term loan FRN 7 3/4s, 2022		2,000,000	1,934,000

TMS International Corp. bank term loan FRN Ser. B, 4 1/2s, 2020		4,873,300	4,861,117

			43,527,080
Biotechnology (0.8%)

Concordia Healthcare Corp. bank term loan FRN Ser. B, 4 3/4s, 2022 (Canada)		950,000	954,750

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018		2,038,737	2,042,741

Quintiles Transnational Corp. bank term loan FRN Ser. B, 3 1/4s, 2022		3,000,000	3,009,375

			6,006,866
Broadcasting (3.3%)

iHeartCommunications, Inc. bank term loan FRN Ser. D, 6.934s, 2019		7,105,000	6,646,983

Sinclair Television Group, Inc. bank term loan FRN Ser. B, 3s, 2020		3,939,815	3,926,274

Townsquare Media, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022		3,000,000	3,018,750

Tribune Media Co. bank term loan FRN Ser. B, 4s, 2020		6,731,430	6,734,796

Univision Communications, Inc. bank term loan FRN 4s, 2020		4,980,501	4,969,827

			25,296,630
Building materials (1.8%)

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		5,594,765	5,556,301

Nortek, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020		2,481,250	2,474,273

Nortek, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020		2,000,000	1,994,376

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019		3,900,000	3,900,000

			13,924,950
Capital goods (6.4%)

Accudyne Industries Borrower SCA bank term loan FRN 4s, 2019 (Luxembourg)		2,175,748	2,109,796

ADS Waste Holdings, Inc. bank term loan FRN Ser. B, 3 3/4s, 2019		3,928,229	3,911,534

Allison Transmission bank term loan FRN Ser. B3, 3 1/2s, 2019		2,000,000	2,008,000

Berry Plastics Group, Inc. bank term loan FRN Ser. E, 3 3/4s, 2021		1,812,222	1,811,718

Gardner Denver, Inc. bank term loan FRN 4 1/4s, 2020		3,516,450	3,429,857

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021		4,535,000	4,510,198

Generac Power Systems, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020		3,975,000	3,967,050

Husky Injection Molding Systems, Ltd. bank term loan FRN 7 1/4s, 2022 (Canada)		1,550,351	1,538,723

Husky Injection Molding Systems, Ltd. bank term loan FRN 4 1/4s, 2021 (Canada)		1,967,186	1,972,104

Milacron, LLC bank term loan FRN Ser. B, 4 1/2s, 2020		2,000,000	2,006,250

Mirror Bidco Corp. bank term loan FRN Ser. B, 4 1/4s, 2019 (Luxembourg)		3,435,079	3,430,785

Novelis, Inc. bank term loan FRN Ser. B, 4s, 2022		4,000,000	3,995,000

Reynolds Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018		2,913,590	2,923,301

Staples, Inc. bank term loan FRN Ser. B, 3 1/2s, 2021		4,000,000	4,003,500

TransDigm, Inc. bank term loan FRN Ser. E, 3 1/2s, 2022		6,162,544	6,120,176

Trinseo Materials Operating SCA bank term loan FRN Ser. B, 4 1/4s, 2021 (Luxembourg)		2,000,000	2,004,166

			49,742,158
Commercial and consumer services (2.7%)

Garda World Security Corp. bank term loan FRN Ser. B, 4s, 2020 (Canada)		4,432,905	4,421,823

Garda World Security Corp. bank term loan FRN Ser. DD, 4s, 2020 (Canada)		1,133,999	1,131,164

Interactive Data Corp. bank term loan FRN Ser. B, 4 3/4s, 2021		3,770,256	3,782,510

Orbitz Worldwide, Inc. bank term loan FRN 4 1/2s, 2021		2,962,613	2,960,391

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4s, 2019		2,026,427	2,027,513

Sabre GLBL, Inc. bank term loan FRN Ser. B2, 4s, 2019		1,950,101	1,953,026

Travelport Finance Sarl bank term loan FRN Ser. B, 5 3/4s, 2021 (Luxembourg)		4,741,175	4,781,181

			21,057,608
Communication services (6.5%)

Altice Financing SA bank term loan FRN Ser. B, 5 1/4s, 2022 (Luxembourg)		2,000,000	2,015,000

Asurion, LLC bank term loan FRN 8 1/2s, 2021		2,460,000	2,517,657

Asurion, LLC bank term loan FRN Ser. B1, 5s, 2019		5,611,402	5,630,104

Atlantic Broadband Penn, LLC bank term loan FRN Ser. B, 3 1/4s, 2019		1,758,882	1,754,485

Charter Communications Operating, LLC bank term loan FRN Ser. E, 3s, 2020		2,416,458	2,398,335

Crown Castle Operating Co. bank term loan FRN Ser. B2, 3s, 2021		2,367,854	2,361,520

Intelsat Jackson Holdings SA bank term loan FRN Ser. B2, 3 3/4s, 2019 (Bermuda)		1,839,628	1,832,270

Level 3 Financing, Inc. bank term loan FRN Ser. B, 4s, 2019		1,050,000	1,049,344

Level 3 Financing, Inc. bank term loan FRN Ser. B1, 4s, 2020		5,000,000	4,996,875

Level 3 Financing, Inc. bank term loan FRN Ser. B2, 4s, 2022		2,335,000	2,325,076

LTS Buyer, LLC bank term loan FRN 8s, 2021		158,125	158,125

LTS Buyer, LLC bank term loan FRN Ser. B, 4s, 2020		4,421,250	4,410,197

Numericable US, LLC bank term loan FRN Ser. B1, 4 1/2s, 2020 (France)		1,663,270	1,668,562

Numericable US, LLC bank term loan FRN Ser. B2, 4 1/2s, 2020 (France)		1,438,955	1,443,534

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 1/4s, 2021		4,962,500	4,940,447

Telesat Canada bank term loan FRN Ser. B, 3 1/2s, 2019 (Canada)		3,675,000	3,670,406

Virgin Media Investment Holdings, Ltd. bank term loan FRN Ser. B, 3 1/2s, 2020 (United Kingdom)		1,683,303	1,679,095

Wide Open West Finance, LLC bank term loan FRN Ser. B, 4 3/4s, 2019		3,160,133	3,159,147

WideOpenWest Finance, LLC bank term loan FRN Ser. B, 4 1/2s, 2019		1,089,867	1,089,527

Windstream Corp. bank term loan FRN Ser. B5, 3 1/2s, 2019		1,462,734	1,456,639

			50,556,345
Consumer staples (7.8%)

Blue Ribbon, LLC bank term loan FRN 9 1/4s, 2022		1,000,000	1,005,000

Blue Ribbon, LLC bank term loan FRN 5 3/4s, 2021		2,924,051	2,935,016

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021		4,724,280	4,673,102

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B2, 4 1/2s, 2020		1,639,658	1,632,485

DE Master Blenders 1753 NV bank term loan FRN Ser. B2, 3 1/2s, 2021 (Netherlands)		2,500,000	2,507,813

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021		1,000,000	911,667

Del Monte Foods, Inc. bank term loan FRN 4 1/4s, 2021		3,041,500	2,899,562

Edgewell Personal Care Co. bank term loan FRN Ser. B, 3 1/4s, 2022		2,000,000	2,007,500

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/4s, 2020		5,236,057	5,236,057

Hertz Corp. (The) bank term loan FRN Ser. B, 3 1/2s, 2018		1,960,000	1,952,650

JBS USA, LLC bank term loan FRN 3 3/4s, 2020		1,477,500	1,477,500

Landry's, Inc. bank term loan FRN Ser. B, 4s, 2018		4,310,377	4,323,847

Libbey Glass, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021		4,322,338	4,319,636

Restaurant Brands International, Inc. bank term loan FRN Ser. B, 3 3/4s, 2021 (Canada)		7,000,000	7,015,316

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4s, 2019		2,424,356	2,425,871

Rite Aid Corp. bank term loan FRN 5 3/4s, 2020		1,900,000	1,916,032

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021		2,000,000	2,006,876

US Foods, Inc. bank term loan FRN 4 1/2s, 2019		3,930,000	3,939,825

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020		1,335,000	1,318,313

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020		729,977	729,064

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020		381,746	381,269

World Kitchen, LLC bank term loan FRN 5 1/2s, 2019		4,685,391	4,667,821

			60,282,222
Energy (3.1%)

American Energy-Marcellus, LLC bank term loan FRN 5 1/4s, 2020		1,850,000	1,447,625

EP Energy, LLC bank term loan FRN Ser. B3, 3 1/2s, 2018		2,486,333	2,464,578

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020		1,660,000	1,366,733

Fieldwood Energy, LLC bank term loan FRN 3 7/8s, 2018		3,935,056	3,811,102

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)		818,300	577,924

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)		2,864,000	2,371,392

Paragon Offshore Finance Co. bank term loan FRN Ser. B, 3 3/4s, 2021 (Cayman Islands)		4,975,000	3,836,969

Samson Investment Co. bank term loan FRN 5s, 2018		4,000,000	1,946,668

Seventy Seven Energy, Inc. bank term loan FRN 3 3/4s, 2021		2,977,500	2,786,443

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)		2,423,000	1,720,330

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)		2,204,294	2,103,723

			24,433,487
Entertainment (0.1%)

AMC Entertainment, Inc. bank term loan FRN Ser. B, 3 1/2s, 2020		997,455	998,692

			998,692
Financials (5.3%)

Alliant Holdings I, Inc. bank term loan FRN Ser. B, 5s, 2019		4,116,690	4,133,844

Altisource Solutions Sarl bank term loan FRN Ser. B, 4 1/2s, 2020 (Luxembourg)		4,900,593	4,386,031

Capital Automotive LP bank term loan FRN 6s, 2020		2,500,000	2,540,625

Communications Sales & Leasing, Inc. bank term loan FRN 5s, 2022		4,570,000	4,554,005

Delos Finance Sarl bank term loan FRN Ser. B, 3 1/2s, 2021 (Luxembourg)		2,500,000	2,500,520

Guggenheim Partners Investment Management Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020		1,970,000	1,980,671

HUB International, Ltd. bank term loan FRN Ser. B, 4s, 2020		5,414,059	5,393,757

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		405,876	414,501

Starwood Property Trust, Inc. bank term loan FRN 3 1/2s, 2020		3,669,343	3,649,466

Transfirst, Inc. bank term loan FRN 5 1/2s, 2021		1,995,000	1,994,378

Transfirst, Inc. bank term loan FRN 3 1/2s, 2022		1,000,000	1,000,000

USI, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019		3,910,450	3,913,707

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020		4,586,000	4,326,125

			40,787,630
Gaming and lottery (7.3%)

Amaya BV bank term loan FRN 5s, 2021 (Netherlands)		2,985,000	2,981,269

American Casino & Entertainment Properties, LLC bank term loan FRN 11 1/4s, 2020		2,000,000	2,080,000

American Casino & Entertainment Properties, LLC bank term loan FRN 4 1/2s, 2019		2,511,909	2,518,188

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11s, 2017		7,783,949	7,319,348

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 13s, 2017		671,625	619,714

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020		2,250,000	2,115,000

CCM Merger, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021		3,667,648	3,685,986

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B, 5.341s, 2019 (Canada)		3,940,000	3,160,301

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019		2,004,853	2,022,896

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019		859,223	866,956

Marina District Finance Co., Inc. bank term loan FRN Ser. B, 6 1/2s, 2018		812,632	819,162

Penn National Gaming, Inc. bank term loan FRN Ser. B, 3 1/4s, 2020		3,703,125	3,700,481

Pinnacle Entertainment, Inc. bank term loan FRN Ser. B2, 3 3/4s, 2020		1,975,908	1,977,967

ROC Finance, LLC bank term loan FRN 5s, 2019		6,164,937	6,072,463

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021		6,483,750	6,505,633

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020		4,559,753	4,571,864

Yonkers Racing Corp. bank term loan FRN 8 3/4s, 2020		2,000,000	1,940,000

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		3,638,384	3,574,713

			56,531,941
Health-care services (3.8%)

Acadia Healthcare Co., Inc. bank term loan FRN Ser. B, 4 1/4s, 2022		2,493,750	2,513,493

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018		3,838,558	3,841,756

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, 4s, 2021		3,467,501	3,476,169

Envision Healthcare Corp. bank term loan FRN Ser. B, 4s, 2018		3,969,055	3,973,191

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4 1/2s, 2018		4,828,125	4,841,402

MPH Acquisition Holdings, LLC bank term loan FRN Ser. B, 3 3/4s, 2021		5,769,091	5,755,701

Surgical Care Affiliates, LLC bank term loan FRN Ser. B, 4 1/4s, 2022		3,000,000	3,007,500

United Surgical Partners International, Inc. bank term loan FRN 4 3/4s, 2019		2,450,000	2,451,531

			29,860,743
Homebuilding (0.9%)

Realogy Group, LLC bank term loan FRN 4.4s, 2016		160,215	158,612

Realogy Group, LLC bank term loan FRN Ser. B, 3 3/4s, 2020		6,863,113	6,865,261

			7,023,873
Leisure (0.6%)

Steinway Musical Instruments, Inc. bank term loan FRN 4 3/4s, 2019		4,836,508	4,824,417

			4,824,417
Lodging/Tourism (2.3%)

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		4,183,388	3,744,132

CityCenter Holdings, LLC bank term loan FRN Ser. B, 4 1/4s, 2020		5,591,978	5,605,958

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B, 3 1/2s, 2020		3,922,393	3,927,296

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019		4,887,500	4,881,391

			18,158,777
Media (0.6%)

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		5,710,198	4,676,412

			4,676,412
Medical technology (2.2%)

ConvaTec, Inc. bank term loan FRN Ser. B, 4s, 2016		4,164,570	4,161,101

Kinetic Concepts, Inc. bank term loan FRN 4 1/2s, 2018		3,853,193	3,877,276

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021		4,446,798	4,383,800

Sterigenics-Nordion Holdings, LLC bank term loan FRN 4 1/4s, 2022		5,000,000	5,012,500

			17,434,677
Miscellaneous (0.4%)

Media General, Inc. bank term loan FRN 4 1/4s, 2020		2,938,272	2,952,228

			2,952,228
Pharmaceuticals (4.5%)

Akorn, Inc. bank term loan FRN Ser. B, 4 1/2s, 2020		5,970,000	5,988,656

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.184s, 2021		6,251,838	6,266,048

Horizon Pharma, Inc. bank term loan FRN Ser. B, 4 1/2s, 2021		4,000,000	4,017,500

Par Pharmaceutical Cos., Inc. bank term loan FRN Class B2, 4s, 2019		5,172,423	5,168,114

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B3, 4 1/4s, 2019		2,493,750	2,497,907

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)		7,344,500	7,318,273

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. C2, 3 1/2s, 2019		1,918,785	1,918,519

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. D2, 3 1/2s, 2019		1,918,785	1,917,826

			35,092,843
Publishing (0.2%)

SuperMedia, Inc. bank term loan FRN 11.6s, 2016		1,650,052	1,131,660

			1,131,660
Retail (7.4%)

Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018		6,387,297	6,405,929

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2020		2,330,000	2,324,175

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 4 1/4s, 2021		6,513,500	6,532,976

DBP Holding Corp. bank term loan FRN Ser. B, 5s, 2019		3,276,338	3,157,571

Dollar Tree Stores, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022		1,340,000	1,351,508

JC Penney Corp., Inc. bank term loan FRN 6s, 2018		4,937,186	4,924,843

JC Penney Corp., Inc. bank term loan FRN 5s, 2019		3,002,313	2,991,804

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018		3,636,171	3,604,354

Leslie's Poolmart, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019		2,863,647	2,866,510

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020		7,353,383	7,358,744

Petco Animal Supplies, Inc. bank term loan FRN 4s, 2017		2,872,500	2,877,116

PetSmart, Inc. bank term loan FRN Ser. B, 4 1/4s, 2022		5,570,000	5,587,791

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021		3,160,000	3,096,800

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020		4,500,000	4,428,752

			57,508,873
Technology (5.8%)

Avago Technologies, Ltd. bank term loan FRN Ser. B, 3 3/4s, 2020 (Cayman Islands)		3,117,274	3,122,234

Avaya, Inc. bank term loan FRN Ser. B3, 4.685s, 2017		1,646,851	1,638,243

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018		2,114,363	2,112,050

BMC Software, Inc. bank term loan FRN 5s, 2020		4,763,889	4,677,272

CommScope, Inc. bank term loan FRN Ser. B, 3 3/4s, 2022		4,000,000	4,005,000

Dell International, LLC bank term loan FRN Ser. B, 4 1/2s, 2020		6,808,692	6,812,947

First Data Corp. bank term loan FRN 4.185s, 2021		1,541,750	1,546,568

First Data Corp. bank term loan FRN Ser. B, 3.685s, 2018		6,500,000	6,493,617

Freescale Semiconductor, Inc. bank term loan FRN Ser. B4, 4 1/4s, 2020		5,197,003	5,210,718

Freescale Semiconductor, Inc. bank term loan FRN Ser. B5, 5s, 2021		1,465,126	1,474,690

Infor US, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020		1,936,187	1,925,902

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020		3,553,623	3,538,075

Syniverse Holdings, Inc. bank term loan FRN 4s, 2019		2,423,804	2,306,654

			44,863,970
Tire and rubber (0.5%)

American Tire Distributors, Inc. bank term loan FRN 5 1/4s, 2021		3,750,000	3,784,376

			3,784,376
Transportation (0.6%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2022		4,690,000	4,673,252

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)		341,087	319,769

			4,993,021
Utilities and power (2.0%)

Calpine Construction Finance Co. LP bank term loan FRN Ser. B, 3s, 2020		2,358,000	2,328,525

Calpine Construction Finance Co. LP bank term loan FRN Ser. B2, 3 1/4s, 2022		1,777,453	1,754,791

Energy Future Intermediate Holding Co., LLC bank term loan FRN 4 1/4s, 2016		1,761,417	1,768,757

Energy Transfer Equity LP bank term loan FRN 3 1/4s, 2019		5,570,000	5,544,762

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.668s, 2017		6,830,362	4,233,117

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.668s, 2017		70,101	43,445

			15,673,397

Total senior loans (cost $664,496,564)			$655,255,914

CORPORATE BONDS AND NOTES (12.2%)(a)
		Principal amount	Value

Basic materials (1.6%)

ArcelorMittal SA sr. unsec. bonds 10.6s, 2019 (France)		$1,500,000	$1,822,500

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		2,000,000	2,280,000

Cemex SAB de CV 144A company guaranty sr. FRN 5.025s, 2018 (Mexico)		1,500,000	1,571,250

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		1,710,000	1,791,225

PQ Corp. 144A sr. notes 8 3/4s, 2018		1,934,000	2,001,690

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017		1,765,000	1,795,888

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020		1,120,000	1,083,600

			12,346,153
Capital goods (0.9%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		730,000	832,200

Bombardier, Inc. 144A unsec. notes 5 1/2s, 2018 (Canada)		1,250,000	1,242,188

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		2,000,000	2,130,620

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017		640,000	669,600

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018		1,000,000	1,052,500

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4s, 2020		1,250,000	1,271,875

			7,198,983
Communication services (2.3%)

Altice Financing SA 144A company guaranty sr.notes 7 7/8s, 2019 (Luxembourg)		1,600,000	1,698,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		1,148,000	1,272,845

Digicel, Ltd. 144A sr. unsec. notes 7s, 2020 (Jamaica)		1,500,000	1,556,250

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2018		1,062,000	1,091,205

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		1,500,000	1,654,680

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/4s, 2019 (Bermuda)		1,500,000	1,537,500

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)		1,000,000	982,500

Numericable Group SA 144A sr. notes 4 7/8s, 2019 (France)		2,050,000	2,051,107

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		2,000,000	2,292,500

T-Mobile USA, Inc. company guaranty sr. unsec. bonds 6.542s, 2020		1,500,000	1,586,250

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		2,000,000	2,135,000

			17,857,837
Consumer cyclicals (1.4%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		1,000,000	1,057,500

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018		2,000,000	2,070,000

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)		1,250,000	1,268,750

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		1,000,000	972,500

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		815,000	847,600

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019		1,774,000	1,893,745

Petco Animal Supplies, Inc. 144A company guaranty sr. unsec. notes 9 1/4s, 2018		767,000	806,309

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		800,000	840,000

Standard Pacific Corp. company guaranty sr. unsec. notes 8 3/8s, 2018		1,000,000	1,145,000

			10,901,404
Consumer staples (0.5%)

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		2,198,000	2,269,435

Hertz Corp. (The) company guaranty sr. unsec. notes 4 1/4s, 2018		1,298,000	1,314,225

			3,583,660
Energy (1.2%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		792,000	740,520

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		1,278,000	1,083,105

Chesapeake Energy Corp. company guaranty sr. unsec. FRN 3.525s, 2019		3,000,000	2,910,000

FTS International, Inc. 144A company guaranty sr. FRN 7.808s, 2020		1,813,000	1,812,211

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019		2,000,000	1,725,000

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018		1,270,000	1,130,300

			9,401,136
Financials (2.1%)

Ally Financial, Inc. sr. unsec. unsub. notes 3.6s, 2018		2,000,000	2,010,000

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018		1,250,000	1,306,250

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		1,000,000	1,033,700

iStar Financial, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2018(R)		2,000,000	1,972,500

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity		3,000,000	3,199,500

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018		1,790,000	1,803,425

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		2,000,000	2,141,240

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 4 1/2s, 2019		1,500,000	1,522,500

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018		1,500,000	1,275,000

			16,264,115
Health care (0.6%)

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)		1,128,000	1,153,380

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		2,000,000	2,175,000

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 6 3/4s, 2018		1,500,000	1,585,313

			4,913,693
Technology (0.7%)

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		2,000,000	2,000,000

First Data Corp. company guaranty sr. unsec. notes 11 1/4s, 2021		1,200,000	1,347,000

SunGard Data Systems, Inc. company guaranty sr. unsec. notes 7 3/8s, 2018		1,000,000	1,041,250

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		1,365,000	1,214,850

			5,603,100
Utilities and power (0.9%)

AES Corp./Virginia (The) sr. unsec. FRN 3.262s, 2019		3,000,000	3,007,500

Dynegy, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		2,000,000	2,115,000

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018		1,500,000	1,671,746

			6,794,246

Total corporate bonds and notes (cost $96,562,868)			$94,864,327

PREFERRED STOCKS (0.1%)(a)
		Shares	Value

HSBC USA, Inc. $0.88 pfd. (United Kingdom)		39,050	$883,311

Total preferred stocks (cost $875,910)			$883,311

COMMON STOCKS (—%)(a)
		Shares	Value

Tribune Co. Class 1C(NON)(F)		591,290	$147,822

Total common stocks (cost $—)			$147,822

SHORT-TERM INVESTMENTS (7.0%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.07%(AFF)	Shares	54,008,863	$54,008,863

U.S. Treasury Bills 0.02%, August 6, 2015(SEGSF)		$110,000	109,999

Total short-term investments (cost $54,118,860)			$54,118,862

TOTAL INVESTMENTS

Total investments (cost $816,054,202)(b)			$805,270,236

FORWARD CURRENCY CONTRACTS at 5/31/15 (aggregate face value $5,364,668) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Buy	7/15/15	$38,169	$38,238	$(69)
Deutsche Bank AG
	Euro	Buy	6/17/15	1,095,213	1,120,959	(25,746)
HSBC Bank USA, National Association
	Canadian Dollar	Sell	7/15/15	365,862	358,917	(6,945)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/15/15	753,903	741,130	(12,773)
	Euro	Sell	6/17/15	1,098,508	1,124,410	25,902
UBS AG
	Canadian Dollar	Sell	7/15/15	2,002,883	1,968,221	(34,662)
WestPac Banking Corp.
	Canadian Dollar	Buy	7/15/15	13,017	12,793	224

Total						$(54,069)

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2015 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $776,844,879.
(b)	The aggregate identified cost on a tax basis is $816,529,090, resulting in gross unrealized appreciation and depreciation of $3,377,972 and $14,636,826, respectively, or net unrealized depreciation of $11,258,854.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$14,658,513	$112,532,477	$73,182,127	$7,165	$54,008,863
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $61,482 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $67,422 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $105,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$—	$—	$147,822
Total common stocks	—	—	147,822
Corporate bonds and notes	—	94,864,327	—
Preferred stocks	883,311	—	—
Senior loans	—	655,255,914	—
Short-term investments	54,008,863	109,999	—

Totals by level	$54,892,174	$750,230,240	$147,822

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(54,069)	$—

Totals by level	$—	$(54,069)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$26,126	$80,195

Total	$26,126	$80,195

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$6,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$—	$—	$25,902	$—	$224	26,126

	Total Assets	$—	$—	$—	$25,902	$—	$224	$26,126

	Liabilities:
	Forward currency contracts#	69	25,746	6,945	12,773	34,662	—	80,195

	Total Liabilities	$69	$25,746	$6,945	$12,773	$34,662	$—	$80,195

	Total Financial and Derivative Net Assets	$(69)	$(25,746)	$(6,945)	$13,129	$(34,662)	$224	$(54,069)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$(34,662)	$—
	Net amount	$(69)	$(25,746)	$(6,945)	$13,129	$—	$224

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015